Earnings Per Share (Details) - Successor - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Net Income Available to Common Stockholders, Basic	$ (163)	$ (254)
Weighted average shares of common stock outstanding - basic	427,560,620	427,761,460
Net income (loss) per weighted average share of common stock outstanding - basic	$ (0.38)	$ (0.59)
Net Income Available to Common Stockholders, Diluted	$ (163)	$ (254)
Weighted average shares of common stock outstanding - diluted	427,560,620	427,761,460
Net income (loss) per weighted average share of common stock outstanding - diluted	$ (0.38)	$ (0.59)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,332,789	3,642,844